Share Incentive Plan - Schedule of Compensation Expense over the Vesting Period for each Separately Vesting Portion of the Awards (Details) - Share Incentive Plan [Member]
$ / shares in Units, $ in Thousands
12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares
Schedule of Compensation Expense over the Vesting Period for each Separately Vesting Portion of the Awards [Line Items]
Number of awards, Outstanding	9,510,102	8,115,408	9,959,100
Weighted Average Exercise Price, Outstanding	$ 1.82	$ 1.89	$ 1.83
Weighted Average Granted Fair Value, Outstanding	$ 1.79	$ 2.04	$ 1.91
Weighted Average Remaining Contractual Life, Outstanding	8 years 4 months 2 days	6 years 6 months 29 days	7 years 5 months 8 days
Aggregate Intrinsic Value, outstanding (in Dollars) | $	$ 41,218	$ (8,054)	$ 11,596
Number of awards, Options granted		136,112	499,114
Weighted Average Exercise Price, Options granted		$ 2.04	$ 2.2
Weighted Average Granted Fair Value, Options granted		$ 0.55	$ 4.47
Weighted Average Remaining Contractual Life, Options granted		9 years 11 months 12 days	9 years 5 months 26 days
Number of awards, Options forfeited		(147,925)	(50,116)
Weighted Average Exercise Price, Options forfeited		$ 2.18	$ 2.3
Weighted Average Granted Fair Value, Options forfeited		$ 3.85	$ 5.36
Weighted Average Remaining Contractual Life, Options forfeited		7 years 7 months 6 days	9 years 6 months 3 days
Number of awards, Options expired		(1,700,611)
Weighted Average Exercise Price, Options expired		$ 1.61
Weighted Average Granted Fair Value, Options expired		$ 1.06
Weighted Average Remaining Contractual Life, Options expired		5 years 11 months 23 days
Number of awards, Options exercised		(131,268)
Weighted Average Exercise Price, Options exercised		$ 1.15
Weighted Average Granted Fair Value, Options exercised		$ 0.98
Weighted Average Remaining Contractual Life, Options exercised		5 years 10 months 28 days
Number of awards, Vested but not exercised		6,440,613	5,400,955
Weighted Average Exercise Price, Vested but not exercised		$ 1.85	$ 1.75
Weighted Average Granted Fair Value, Vested but not exercised		$ 1.89	$ 1.69
Weighted Average Remaining Contractual Life, Vested but not exercised		6 years 6 months	7 years 3 months 10 days